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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                         SEPARATE ACCOUNT FIVE/PCM Life
                                                 P.O. Box 2999
                                            Hartford, CT  06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



     Single Class

 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-83652
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________


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
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-83652
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                                               Amount          Amount         Net Sold /         Offering Price       Amount of
                                                Sold          Redeemed        (Redeemed)           02/12/1996        Filing Fee
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
ILA SPVL Putnam Asia Pacific Growth Fund            6,541           2,318            4,223            10.739999              15.64
----------------------------------------------------------------------------------------------------------------------------------
ILA SPVL Putnam Diversified Income Fund             9,923           1,064            8,859            12.180468              37.21
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ILA SPVL Putnam Global Asset Allocation            18,406           1,139           17,267            12.835756              76.43
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ILA SPVL Putnam Global Growth Fund                 49,981           3,880           46,101            12.093596             192.25
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ILA SPVL Putnam Gov't High Qual Bond Fnd           20,826           1,128           19,698            12.098029              82.17
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ILA SPVL Putnam Growth & Income Fund              192,463           7,915          184,548            14.370915             914.53
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ILA SPVL Putnam High Yield Bond Fund               24,478           2,095           22,383            12.224009              94.35
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ILA SPVL Putnam Money Market Fund              12,190,986       9,495,107        2,695,879             1.064378             989.46
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ILA SPVL Putnam New Opportunities Fund            119,310          11,906          107,404            15.336508             568.00
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ILA SPVL Putnam Utilities Growth & Inc.            35,526          12,765           22,761            13.699872             107.53
                                                                                                                          --------
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ILA SPVL Putnam Voyager Fund                      113,473           9,468          104,005            14.857677             532.85
                                                                                                                          --------
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                                                                                                                          3,610.42
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

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
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-83652
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                                                 ITEM 9, 10     ITEM 12 (iii)    ITEM 12 (iii)      ITEM 12 (vi)       ITEM 12 (vii)
                                                  $ Amount        $ Amount         $ Amount          MULTIPLIER              FEE
                                                    Sold          Redeemed       Redeemed-Used                               DUE
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
ILA SPVL Putnam Asia Pacific Growth Fund           70,250          24,895           24,895               1/2900              15.64
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ILA SPVL Putnam Diversified Income Fund           120,867          12,960           12,960               1/2900              37.21
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ILA SPVL Putnam Global Asset Allocation           236,255          14,620           14,620               1/2900              76.43
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ILA SPVL Putnam Global Growth Fund                604,450          46,923           46,923               1/2900             192.25
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ILA SPVL Putnam Gov't High Qual Bond Fnd          251,954          13,647           13,647               1/2900              82.17
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ILA SPVL Putnam Growth & Income Fund            2,765,869         113,746        113,746               1/2900             914.53
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ILA SPVL Putnam High Yield Bond Fund              299,219          25,609           25,609               1/2900              94.35
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ILA SPVL Putnam Money Market Fund              12,975,817      10,106,383       10,106,383               1/2900             989.46
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ILA SPVL Putnam New Opportunities Fund          1,829,799         182,596          182,596               1/2900             568.00
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ILA SPVL Putnam Utilities Growth & Inc.           486,702         174,879          174,879               1/2900             107.53
                                                                                                                          --------
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ILA SPVL Putnam Voyager Fund                    1,685,945         140,672          140,672               1/2900             532.85
                                                                                                                          --------
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                                               21,327,127      10,856,931       10,856,931                                3,610.42
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